Intangible Assets, Net - Schedule of Estimated Future Amortization Expense for Intangible Assets (Details) - Intangible Assets [Member]	Sep. 30, 2024 USD ($)
Schedule of Estimated Future Amortization Expense for Intangible Assets [Line Items]
2025	$ 929,572
2026	929,572
2027	929,572
2028	929,572
2029	542,974
Total	$ 4,261,262